Convertible Preferred Shares - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Apr. 30, 2011	Jan. 31, 2012	Jun. 24, 2014	Jan. 31, 2014	Apr. 30, 2014	Mar. 31, 2014
Conversion of Stock [Line Items]
Proceeds from public offering		$ 93,881,000
Threshold removed, amount					50,000,000
Conversion after anti-dilution		$ 5.13
Additional-paid -in capital		446,202,000		61,634,000
Common shares issued	10,000,000
Minimum [Member]
Conversion of Stock [Line Items]
Volatility rate		55.36%
Maximum [Member]
Conversion of Stock [Line Items]
Volatility rate		59.91%
Series A [Member]
Conversion of Stock [Line Items]
Beneficial conversion feature for preferred shares		54,000
Series C [Member]
Conversion of Stock [Line Items]
Beneficial conversion feature for preferred shares anti-diluted			286,000
Initial conversion price						$ 5.24
Adjusted conversion price						$ 4.14
Preferred shares at purchase price per common share						$ 4.607
Purchase option exercise period		12 months
Conversion , description		Upon issuance of Series D preferred shares in January 2012 as discussed in note 13, the Company adjusted the Series C conversion price from USD5.24 to USD4.14 per share; and obtained an exclusive option to purchase at any time within 12 months after the date of the conversion for all, but not less than all, of Series C preferred shares at the purchase price of USD4.607 per common share.
Converted into common share		7,248,293
Preferred shares outstanding		5,728,264
Additional-paid -in capital		2,905,000
Common shares issued		96,024,567
Series C [Member] | Anti-dilution clause 1 [Member]
Conversion of Stock [Line Items]
Beneficial conversion feature for preferred shares anti-diluted		58,000
Conversion , description		Upon issuance of Series E preferred shares in March and April 2014, the Company adjusted the Series C conversion price from USD4.14 to USD3.64 and from USD3.64 to USD3.63 per share relating to 114,565 Series C preferred shares held by one investor ("Series C Investor 2"), respectively. The Company concluded that the downward conversion price adjustment is in accordance with the anti-dilution clause in the original Series C financing agreement.
Converted into common share		165,236
Preferred shares outstanding		114,565
Series C [Member] | Anti-dilution clause 2 [Member]
Conversion of Stock [Line Items]
Beneficial conversion feature for preferred shares anti-diluted		$ 1,403,000
Conversion , description		Upon the completion of the IPO on 24 June 2014, the Company adjusted the Series C conversion price from USD4.14 to USD3.89 and from USD3.63 to USD3.45 per share relating to 5,613,699 Series C preferred shares held by Series C Investor 1 and 114,565 Series C preferred shares held by Series C Investor 2, respectively. The Company concluded that the downward conversion price adjustment is in accordance with the anti-dilution clause in the latest shareholders agreement.
Converted into common share		7,724,419
Series C [Member] | Series C Investor 1 [Member]
Conversion of Stock [Line Items]
Initial conversion price							$ 4.14	$ 4.14
Adjusted conversion price							$ 3.89
Conversion after anti-dilution								$ 2.81
Shares held by investors							5,613,699	5,613,699
Series C [Member] | Series C Investor 2 [Member]
Conversion of Stock [Line Items]
Initial conversion price							$ 3.63		$ 3.64	$ 4.14
Adjusted conversion price							$ 3.45		$ 3.63	$ 3.64
Shares held by investors							114,565		114,565	114,565